Consolidated Statement of Other Comprehensive Income (loss) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statement of Other Comprehensive Income (loss)
Net income (loss)	R$ 529.0	R$ (126.3)	R$ (1,074.9)
Other comprehensive loss to be reclassified to profit or loss in subsequent periods:
Changes in fair value of cash flow hedges, net of tax	22.6	59.0	(56.6)
Total comprehensive income (loss)	R$ 551.6	R$ (67.3)	R$ (1,131.5)